Core Deposits and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Core Deposits and Other Intangible Assets
Summary of changes in the carrying amount of goodwill

The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018 (in thousands):

	2019	2018
Balance beginning of year	$682	$—
Additions from acquisition	—	682
Balance, end of year	$682	$682

Summary of intangible assets

Intangible assets in the consolidated balance sheets at December 31, 2019 and 2018 were as follows (in thousands):

	2019			2018
	Gross			Gross
	Intangible	Accumulated	Net Intangible	Intangible	Accumulated	Net Intangible
	Assets	Amortization	Assets	Assets	Amortization	Assets
Core deposit intangibles	$1,041	181	860	1,041	31	1,010

Summary of estimated aggregate future amortization expense for each of the next five years for intangible assets remaining

The estimated aggregate future amortization expense for each of the next five years for intangible assets remaining as of December 31, 2019 is as follows (in thousands):

2020	$181
2021	181
2022	181
2023	181
2024	136